Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 17,088,277
Amortization	(51,157)	$ (67,232)
Balance at the end of the period	14,429,547
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	1,514,707	1,410,459
Additions	51,751	245,618
Effects of foreign exchange	128,920	41,565
Amortization	(139,249)	(67,232)
Balance at the end of the period	$ 1,556,129	$ 1,630,410